UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

Joseph E. Sweeney			San Francisco, CA		May 15, 2003

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	16

Form 13F Information Table Value Total:		26,654 X 1,000









List of Other Included Managers:

NONE

<Page


NAME OF ISSUER		  TITLE OF	  CUSIP		  VALUE	 SHARES	SH/  PUT/	INV.	 OTHER	   VOTING AUTH
				  CLASS				  X1000			PRN  CALL	DISC	 MGR		   SOLE

Dynegy Inc            COMMON    26816Q101          52    20,000  SH          Sole             20,000
El Dorado Gold        COMMON    284902103         262   200,000  SH          Sole            200,000
European Minerals     COMMON    29879A104         338   400,000  SH          Sole            400,000
Innovex Inc           COMMON    457647105         480    74,000  SH          Sole             74,000
Mindfinders Corp      COMMON    602900995         138    30,000  SH          Sole             30,000
Performance Tech      COMMON    71376K102         348    99,200  SH          Sole             99,200
Prometic Life         COMMON    74342Q104         139   100,000  SH          Sole            100,000
Reliant Resources     COMMON    75952B105       1,780   500,000  SH          Sole            500,000
Roxio Inc             COMMON    780008108         434    70,000  SH          Sole             70,000
SBC Communications    COMMON    78387G103         502    25,000  SH          Sole             25,000
Seagate Technology    COMMON    G7945J104      10,836 1,050,000  SH          Sole          1,050,000
Smith Intl Inc.       COMMON    832110100       1,762    50,000  SH          Sole             50,000
Tyco International    COMMON    902124106         643    50,000  SH          Sole             50,000
UTI Worldwide         COMMON    G87210103       2,800   100,000  SH          Sole            100,000
Valero Energy         COMMON    91913Y100       2,069    50,000  SH          Sole             50,000
Williams Cos          COMMON    969457100       4,071   888,900  SH          Sole            888,900




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